Finance debts - Currency of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Borrowings	€ 24,518	€ 25,865
Short term debt
Borrowings
Borrowings	2,452	2,182
Short term debt | Euro
Borrowings
Borrowings	€ 464	€ 680
Short term debt | Euro | Weighted average
Borrowings
Borrowings, interest rate	0.20%	1.90%
Short term debt | USD
Borrowings
Borrowings	€ 1,981	€ 1,007
Short term debt | USD | Weighted average
Borrowings
Borrowings, interest rate	2.30%	2.50%
Short term debt | Other
Borrowings
Borrowings	€ 7	€ 495
Short term debt | Other | Weighted average
Borrowings
Borrowings, interest rate	(0.70%)	1.00%
Long-term debt and current portion of long-term debt
Borrowings
Borrowings	€ 22,066	€ 23,683
Long-term debt and current portion of long-term debt | Euro
Borrowings
Borrowings	€ 16,526	€ 18,635
Long-term debt and current portion of long-term debt | Euro | Weighted average
Borrowings
Borrowings, interest rate	2.10%	2.30%
Long-term debt and current portion of long-term debt | USD
Borrowings
Borrowings	€ 5,392	€ 4,530
Long-term debt and current portion of long-term debt | USD | Weighted average
Borrowings
Borrowings, interest rate	4.60%	4.30%
Long-term debt and current portion of long-term debt | Other
Borrowings
Borrowings	€ 148	€ 518
Long-term debt and current portion of long-term debt | Other | Weighted average
Borrowings
Borrowings, interest rate	4.30%	4.20%